Common Stock - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Feb. 15, 2013	Oct. 29, 2013	Dec. 31, 2013	Nov. 26, 2013 Initial Public Offering	Nov. 26, 2013 Initial Public Offering Underwriters Option To Purchase Units	Nov. 26, 2013 Initial Public Offering Company Stock	Nov. 26, 2013 Initial Public Offering Selling Stockholders
Class of Stock [Line Items]
Common stock issued, value	$ 75,000,000		$ 231,089,515
Common stock issued, shares	7,500,000			13,800,000	1,800,000	9,030,000	4,770,000
Stock split		The number of shares of common stock outstanding reflects a 3-for-1 stock split that was effected on October 29, 2013.
Common stock, split ratio		3
Common stock issued, price per share				$ 19.00
Proceed from initial public offer						$ 156,400,000